Segment Information, Revenue Disaggregation - Sales Channel (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net Sales by Sales Channel [Abstract]
Net sales	$ 105,285	$ 104,174	$ 104,963	$ 90,689	$ 80,222	$ 96,800	$ 93,339	$ 91,628	$ 405,111	$ 361,989	$ 332,683
NewGen Products [Member]
Net Sales by Sales Channel [Abstract]
Net sales									156,433	153,362	131,145
NewGen Products [Member] | Business to Business [Member]
Net Sales by Sales Channel [Abstract]
Net sales									107,976	112,580	105,736
NewGen Products [Member] | Business to Consumer - Online [Member]
Net Sales by Sales Channel [Abstract]
Net sales									43,517	31,348	15,624
NewGen Products [Member] | Business to Consumer - Corporate Store [Member]
Net Sales by Sales Channel [Abstract]
Net sales									4,751	9,273	9,631
NewGen Products [Member] | Other [Member]
Net Sales by Sales Channel [Abstract]
Net sales									$ 189	$ 161	$ 154